Chapter 11 Filing (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 11, 2018
Cash payment for reorganization items	$ 0	$ 200
Subject To Review By Bankruptcy Court [Member]
Disallowed bankruptcy claims, amount			$ 500